FILED PURSUANT TO RULE 497(e)

REGISTRATION NO. 033-06790

TETON WESTWOOD FUNDS

Supplement dated August 2, 2018

to the

Statement of Additional Information dated January 26, 2018

This supplement amends certain information in the Statement of Additional Information (the “SAI”), dated January 26, 2018, of TETON Westwood Funds (the “Trust”), consisting of seven separate investment portfolios referred to as TETON Westwood Mighty Mites Fund SM (the “Mighty Mites Fund”), TETON Westwood SmallCap Equity Fund (the “SmallCap Equity Fund”), TETON Westwood Mid-Cap Equity Fund (the “Mid-Cap Equity Fund”), TETON Convertible Securities Fund, TETON Westwood Equity Fund, TETON Westwood Balanced Fund, and TETON Westwood Intermediate Bond Fund (the “Intermediate Bond Fund”), (individually, each a “Fund,” and collectively, the “Funds”). Unless otherwise indicated, all other information included in the SAI, or any previous supplements thereto, that is not inconsistent with the information set forth in this supplement remains unchanged. Capitalized terms not otherwise defined in this supplement have the same meaning as in the SAI.

The following replaces certain portfolio manager information identified under the heading “Investment Advisory and Other Services—Portfolio Manager Information—Other Accounts Managed” in the SAI. Portfolio manager information under this heading for portfolio managers and Funds not identified below remains unchanged.

EXCLUDES MIGHTY MITES FUND:

Name of Portfolio Manager	Type of Accounts	Total No. of Accounts Managed	Total Assets	No. of Accounts where Advisory Fee is Based on Performance	Total Assets in Accounts where Advisory Fee is Based on Performance
Mario J. Gabelli, CFA¹	Registered Investment Companies*:	25	$22.2 billion	6	$5.4 billion
	Other Pooled Investment Vehicles:	11	$1.1 billion	8	$902.7 million
	Other Accounts:	1,179	$13.0 billion	6	$1.3 billion
Laura S. Linehan, CFA¹	Registered Investment Companies:	1	$53.4 million	0	$0
	Other Pooled Investment Vehicles:	0	$0	0	$0
	Other Accounts:	14	$5.0 million	0	$0
Sarah Donnelly¹	Registered Investment Companies:	2	$2.6 billion	1	$2.5 billion
	Other Pooled Investment Vehicles:	0	$0	0	$0
	Other Accounts:	17	$15.6 million	0	$0

*	The total number of Registered Investment Companies (“RICs”) in the Fund Complex is 54. Mr. Gabelli is the sole portfolio manager of 15 RICs and part of the portfolio management team of 11 RICs.

EXCLUDES SMALLCAP EQUITY FUND:

Name of Portfolio Manager	Type of Accounts	Total No. of Accounts Managed	Total Assets	No. of Accounts where Advisory Fee is Based on Performance	Total Assets in Accounts where Advisory Fee is Based on Performance
Nicholas F. Galluccio[2,3]	Registered Investment Companies:	1	$3.0 million	0	$0
	Other Pooled Investment Vehicles:	0	$0	0	$0
	Other Accounts:	10	$81.0 million	0	$0

EXCLUDES INTERMEDIATE BOND FUND:

Name of Portfolio Manager	Type of Accounts	Total No. of Accounts Managed	Total Assets	No. of Accounts where Advisory Fee is Based on Performance	Total Assets in Accounts where Advisory Fee is Based on Performance
Wayne C. Plewniak[7,9]	Registered Investment Companies:	0	$0	0	$0
	Other Pooled Investment Vehicles:	1	$41.0 million	1	$41.0 million
	Other Accounts:	4	$1.1 million	0	$0

EXCLUDES MID-CAP EQUITY FUND:

Name of Portfolio Manager	Type of Accounts	Total No. of Accounts Managed	Total Assets	No. of Accounts where Advisory Fee is Based on Performance	Total Assets in Accounts where Advisory Fee is Based on Performance
Nicholas F. Galluccio[2,3,8]	Registered Investment Companies:	1	$32.6 million	0	$0
	Other Pooled Investment Vehicles:	0	$0	0	$0
	Other Accounts:	10	$81.0 million	0	$0

[1]	Co-Portfolio Manager for the TETON Westwood Mighty Mites Fund.
[2]	Portfolio Manager for the TETON Westwood SmallCap Equity Fund.
[3]	Co-Portfolio Manager for the TETON Westwood Mid-Cap Equity Fund.
[7]	Portfolio Manager for the TETON Westwood Intermediate Bond Fund.
[8]	Effective January 17, 2017, Mr. Nicholas F. Galluccio serves as the portfolio manager for the Teton Westwood Mid-Cap Equity Fund.
[9]	Mr. Plewniak began serving as a new portfolio manager for the Intermediate Bond Fund as of September 1, 2017.

Shareholders Should Retain This Supplement For Future Reference